Segment Financial Information	3 Months Ended
Mar. 31, 2025
Disclosure of operating segments [abstract]
Segment Financial Information	SEGMENT FINANCIAL INFORMATION
PEMEX’s primary business is the exploration and extraction of crude oil and natural gas, as well as the production, processing, marketing and distribution of petroleum and petrochemical products. As of March 31, 2025 and December 31, 2024, PEMEX’s operations were conducted through seven business segments: Exploration and Extraction (formerly Exploration and Production), Industrial Transformation, Logistics, Deer Park, the Trading Companies, Corporate and Other Operating Subsidiary Companies.
Due to PEMEX’s structure, there are significant amounts of inter-segment sales among the reporting segments, which are made at market prices.
The primary sources of revenue for PEMEX’s business segments are as described below:
•The Exploration and Extraction segment earns revenues from domestic sales of crude oil and natural gas, and from exporting crude oil through certain of the Trading Companies. Crude oil export sales are made through the agent subsidiary company PMI CIM, to 11 major customers in various foreign markets. Approximately half of PEMEX’s crude oil is sold to the Industrial Transformation segment. Additionally, it receives income from drilling services, and servicing and repairing wells.
•The Industrial Transformation segment earns revenues from sales of refined petroleum products and derivatives, mainly to third parties within the domestic market. This segment also sells a significant portion of the fuel oil it produces to the Comisión Federal de Electricidad (Federal Eletricity Commission, or “CFE”) and a significant portion of jet fuel produced to the Aeropuertos y Servicios Auxiliares (Airports and Auxiliary Services Agency or "ASA"). The refining segment’s most important products are different types of gasoline and diesel.
The Industrial Transformation segment also earns revenues from domestic sources generated by sales of natural gas, liquefied petroleum gas, naphtha, butane and ethane and certain other petrochemicals such as methane derivatives, ethane derivatives, aromatics, ammonia, fertilizers and its derivatives.
•The Logistics segment earns income from transportation and storage of crude oil, petroleum products and petrochemicals, as well as related services, which it provides by employing pipelines and offshore and onshore resources, and from providing services related to the maintenance, handling, guarding and management of these products.
•The Deer Park segment includes DPRLP's operations, generates revenues from sales of distillates and gasoline in the U.S. market.
•The Trading Companies segment, which consists of PMI CIM, PMI NASA, PMI Trading, MGAS and GASOB (the “Trading Companies”), earns revenues from trading crude oil, natural gas and petroleum and petrochemical products in international markets.
•The Corporate segment provides administrative, financing and consulting services to PEMEX’s subsidiary entities and companies.
•The Other Operating Subsidiary Companies segment provides administrative, financing, consulting and logistical services, as well as economic, tax and legal advice and re-insurance services to PEMEX’s Subsidiary Companies.
The following tables present the condensed financial information of these segments, after elimination of unrealized intersegment gain (loss), and include only select line items. The columns before intersegment eliminations include unconsolidated figures. As a result, the line items presented below may not total. These reporting segments are those which PEMEX’s management evaluates in its analysis and on which it bases its decision-making. These reporting segments are presented in PEMEX’s reporting currency.

As of/for the three month period ended March 31, 2025	Exploration and extraction		Industrial Transformation	Logistics	DPRLP	Trading Companies	Corporate	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	Ps.	71,841,444	148,283,108	—	42,145,591	128,280,418	—	4,515,683	—	Ps.	395,066,244
Intersegment	107,158,122		87,822,288	27,763,578	6,071,329	115,875,241	9,133,222	13,522,079	(367,345,859)	—
Services income	7,432		22,449	123,959	—	363,556	144	5,719	—	523,259
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net	(9,028,380)		3,408,052	—	—	—	—	—	—	(5,620,328)
Cost of sales	83,166,676		239,285,793	17,766,899	47,260,970	235,151,436	207,313	14,896,020	(356,780,286)	280,954,821
Gross income (loss)	86,811,942		250,104	10,120,638	955,950	9,367,779	8,926,053	3,147,461	(10,565,573)	109,014,354
Distribution, transportation and sale expenses	56,651		5,743,057	3,584	—	14,690	26,842	37,431	(1,637,564)	4,244,691
Administrative expenses	13,536,899		13,104,341	3,544,257	401,058	694,330	22,275,209	2,242,853	(8,883,073)	46,915,874
Other revenue	9,544,791		1,245,547	317,974	(211,739)	256,639	90,866	1,118,046	—	12,362,124
Other expenses	(23,046,307)		36,422,199	1,116,108	—	3,017	(7,814,569)	6,549	(58,714)	6,628,283
Operating income	105,809,490		(53,773,946)	5,774,663	343,153	8,912,381	(5,470,563)	1,978,674	13,778	63,587,630
Financing income	18,983,162		108,218	3,467,598	217,230	353,388	74,290,389	460,402	(93,111,235)	4,769,152
Financing cost	51,637,201		21,894,378	77,061	36,872	1,966,117	58,293,291	594,402	(93,097,454)	41,401,868
Derivative financial instruments income (cost) , net	25,334,437		57,838	—	—	(375,055)	(23,169,660)	—	—	1,847,560
Foreign exchange (loss) income, net	(11,405,039)		(4,011,329)	(138,764)	—	(22,874)	(109,074)	629,091	—	(15,057,989)
Profit (loss) sharing in associates	—		—	—	—	5,881,437	(30,575,081)	6,849,568	17,911,377	67,301
Welfare oil duty	55,842,382		—	—	—	—	—	—	—	55,842,382
Total duties, taxes and other	—		—	—	2,003	1,119,014	—	177,319	—	1,298,336
Net (loss) income	Ps.	31,242,467	(79,513,597)	9,026,436	521,508	11,664,146	(43,327,280)	9,146,014	17,911,374	Ps.	(43,328,932)
Total current assets	1,116,220,131		159,476,585	273,323,690	36,533,980	265,606,117	3,540,583,374	121,639,372	(4,992,845,775)	520,537,474
Total non-current assets	903,292,031		221,092,963	126,638,802	34,599,432	141,311,110	(331,428,020)	577,960,088	51,855,487	1,725,321,893
Total current liabilities	648,676,789		1,746,501,091	51,943,981	10,684,336	231,731,515	3,477,324,341	69,043,760	(4,992,759,965)	1,243,145,848
Total long-term liabilities	1,934,169,786		617,301,417	81,819,193	1,987,484	1,705,143	1,772,948,273	53,427,955	(1,419,252,461)	3,044,106,790
Total equity (deficit)	(563,334,413)		(1,983,232,960)	266,199,318	58,461,592	173,480,569	(2,041,117,260)	577,127,745	1,471,022,138	(2,041,393,271)
Depreciation and amortization of wells, pipelines, properties, plant and equipment	31,037,268		1,758,854	1,454,373	821,473	69,999	156,887	605,166	—	35,904,020
Depreciation of rights of use	75,629		931,201	85,413	169,022	60,767	14,869	42,202	—	1,379,103
Net periodic cost of employee benefits	10,712,328		14,958,362	2,508,616	—	1,558	9,596,475	17,459	—	37,794,798
Interest income (1)	43,762		99,296	3,515	70,018	203,071	2,445,503	335,230	—	3,200,395
Interest cost (2)	(1,429,830)		920,686	77,061	36,872	1,473,942	36,848,068	457,986	—	38,384,785
(1)Included in financing income.
(2)Included in financing cost.

For the three month period ended March 31, 2024	Exploration and Production		Industrial Transformation	Logistics	DPRLP	Trading Companies	Corporate	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	Ps.	87,259,330	158,443,854	—	39,287,572	111,617,924	—	8,610,677	—	Ps.	405,219,357
Intersegment	132,036,850		92,936,478	25,697,326	6,396,083	119,735,847	16,696,155	10,413,805	(403,912,544)	—
Services income	6,136		46,997	122,305	—	496,324	210	7,050	—	679,022
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net	(7,529,638)		55,625	(171,830)	—	—	—	—	—	(7,645,843)
Cost of sales	126,715,893		277,387,615	20,842,700	41,735,928	226,556,362	204,209	16,343,592	(387,600,926)	322,185,373
Gross income (loss)	85,056,785		(25,904,661)	4,805,101	3,947,727	5,293,733	16,492,156	2,687,940	(16,311,618)	76,067,163
Distribution, transportation and sale expenses	154,330		3,739,994	81,050	—	25,740	(14,544)	25,113	(1,516,001)	2,495,682
Administrative expenses	14,913,743		14,008,418	4,514,907	385,698	713,603	19,614,921	1,288,502	(14,715,083)	40,724,709
Other revenue	1,161,805		1,971,551	140,427	3,415	134,420	60,378	777,627	—	4,249,623
Other expenses	293,119		377,794	27,322	—	13,566	73,316	6,860	(93,095)	698,882
Operating income (loss)	70,857,398		(42,059,316)	322,249	3,565,444	4,675,244	(3,121,159)	2,145,092	12,561	36,397,513
Financing income	18,957,683		429,665	4,924,388	250,201	291,368	68,478,619	540,260	(87,332,895)	6,539,289
Financing cost	57,168,336		8,470,830	74,558	34,439	1,870,166	53,217,184	570,578	(87,320,334)	34,085,757
Derivative financial instruments (cost) income, net	(13,840,638)		22,423	—	42,068	(520,824)	8,578,110	—	—	(5,718,861)
Foreign exchange income (loss) , net	19,705,014		18,820,550	37,250	—	10,792	(4,068,914)	(1,116,595)	—	33,388,097
Profit (loss) sharing in associates	(11,682)		(622,954)	5	—	5,416,805	(12,493,866)	10,440,118	(2,697,529)	30,897
Total duties, taxes and other	31,744,815		—	670,042	33,722	(57,354)	(540,495)	18,242	—	31,868,972
Net income (loss)	Ps.	6,754,624	(31,880,462)	4,539,292	3,789,552	8,060,573	4,696,101	11,420,055	(2,697,529)	Ps.	4,682,206
Depreciation and amortization of wells, pipelines, properties, plant and equipment	26,980,687		2,920,844	1,650,926	539,928	68,143	143,031	577,138	—	32,880,697
Depreciation of rights of use	80,870		760,813	83,347	137,331	184,209	150,632	22,444	—	1,419,646
Net periodic cost of employee benefits	9,887,798		14,124,150	2,399,715	—	2,413	8,769,135	15,915	—	35,199,126
Interest income (1)	41,254		241,653	3,805	88,124	109,419	2,877,066	426,943	—	3,788,264
Interest cost (2)	(1,620,529)		742,731	74,558	34,439	1,496,038	30,998,309	425,205	—	32,150,751
(1)Included in financing income.
(2)Included in financing cost.

As of December 31, 2024	Exploration and Production		Industrial Transformation	Logistics	DPRLP	Trading Companies	Corporate	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Total current assets	Ps.	1,122,872,816	225,147,273	294,804,303	32,870,141	287,375,832	2,040,342,693	111,987,963	(3,675,846,301)	Ps.	439,554,720
Total non-current assets	938,768,113		590,508,074	127,928,147	34,744,185	130,862,284	(171,049,739)	567,969,098	(450,532,299)	1,769,197,863
Total current liabilities	696,209,532		1,728,102,735	86,307,404	7,891,750	255,198,459	2,051,344,378	58,229,460	(3,675,760,337)	1,207,523,381
Total long-term liabilities	1,934,280,036		575,378,552	71,857,552	1,950,666	1,814,052	1,801,449,926	56,777,221	(1,458,503,067)	2,985,004,938
Total equity (deficit)	(568,848,639)		(1,487,825,940)	264,567,494	57,771,910	161,225,605	(1,983,501,350)	564,950,380	1,007,884,804	(1,983,775,736)